Nature of Business and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Inventory
	March 31, 2024	December 31, 2023
Raw materials	$15,717	$13,734
Finished goods	102,348	323,071
Total inventory	$118,065	$336,805

	December 31,
	2023	2022
Raw materials	$13,734	$10,824
Finished goods	323,071	148,937
Total inventory	$336,805	$159,761

SCHEDULE OF ESTIMATED USEFUL LIVES
Office equipment	3 years
Furniture and fixtures	5 years
Equipment and machinery	5 years

Office equipment	3 years
Furniture and fixtures	5 years
Equipment and machinery	5 years

Schedule of Revenue

Expenses such as slotting fees, sales discounts, and allowances are accounted for as a direct reduction of revenues as follows for the three months ended March 31, 2024 and 2023:

	For the Three Months Ended March 31,
	2024	2023

Revenue	$1,470,836	$110,579
Less: slotting, discounts, and allowances	3,820	13,239
Net revenue	$1,467,016	$97,340

Expenses such as slotting fees, sales discounts, and allowances are accounted for as a direct reduction of revenues as follows:

	December 31,
	2023	2022
Gross revenue	$3,184,018	$888,893
Less: slotting, discounts, and allowances	358,163	136,715
Net revenue	$2,825,855	$752,178